UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2010
                                                ------------------

Check here if Amendment [ ]: Amendment Number:
                                                -----------------------

         This Amendment (Check only one):   | | is a restatement
                                            | | adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:         BLUECREST CAPITAL MANAGEMENT LLP
Address:      Level 6, 29 The High Street
              St Peter Port
              GYI 2JX, Guernsey

Form 13F File Number: 028-11935
                      ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Charles Olver
Title:          Group Head of Compliance
Phone:          + 44 20 3180 3040

Signature, Place and Date of Signing:


    /s/ Charles Olver                       London, UK         November 15, 2010
-------------------------------      ----------------------    -----------------
            [Signature]                   [City, State]             [Date]



Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

| | 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

| | 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                 0
                                                          -------------------

Form 13F Information Table Entry Total:                           105
                                                          -------------------

Form 13F Information Table Value Total:                        $464,109
                                                          -------------------
                                                            (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                               BLUECREST CAPITAL MANAGEMENT LLP
                                                  FORM 13F INFORMATION TABLE
                                               QUARTER ENDED SEPTEMBER 30, 2010

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ---------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                  COM             002824100      213      4,082 SH       SOLE                    4,082
AMERICAN ELEC PWR INC        COM             025537101      299      8,246 SH       SOLE                    8,246
AMERICAN TOWER CORP          CL A            029912201      297      5,785 SH       SOLE                    5,785
AMERICAN TOWER CORP          CL A            029912201    2,691     52,500 SH  PUT  SOLE                   52,500
AMERIPRISE FINL INC          COM             03076C106      677     14,300 SH       SOLE                   14,300
AMGEN INC                    COM             031162100      211      3,833 SH       SOLE                    3,833
ANGLOGOLD ASHANTI LTD        SPONSORED ADR   035128206      694     15,000 SH  PUT  SOLE                   15,000
ANGLOGOLD ASHANTI LTD        SPONSORED ADR   035128206    1,470     31,800 SH  CALL SOLE                   31,800
AUTODESK INC                 COM             052769106      532     16,654 SH       SOLE                   16,654
AUTONATION INC               COM             05329W102    2,325    100,000 SH  PUT  SOLE                  100,000
BANK OF AMERICA CORPORATION  COM             060505104    2,621    200,000 SH  PUT  SOLE                  200,000
BAXTER INTL INC              COM             071813109      213      4,460 SH       SOLE                    4,460
BB&T CORP                    COM             054937107    1,204     50,000 SH  PUT  SOLE                   50,000
BRISTOL MYERS SQUIBB CO      COM             110122108      420     15,500 SH       SOLE                   15,500
BROCADE COMMUNICATIONS SYS I COM NEW         111621306      117     20,000 SH  CALL SOLE                   20,000
CA INC                       COM             12673P105      213     10,084 SH       SOLE                   10,084
CB RICHARD ELLIS GROUP INC   CL A            12497T101      629     34,429 SH       SOLE                   34,429
CIENA CORP                   COM NEW         171779309      523     33,600 SH  CALL SOLE                   33,600
CIGNA CORP                   COM             125509109      868     24,258 SH       SOLE                   24,258
CISCO SYS INC                COM             17275R102      214      9,785 SH       SOLE                    9,785
CME GROUP INC                COM             12572Q105    2,084      8,000 SH       SOLE                    8,000
COOPER INDUSTRIES PLC        SHS             G24140108      254      5,201 SH       SOLE                    5,201
DISNEY WALT CO               COM DISNEY      254687106    2,366     71,474 SH       SOLE                   71,474
DOVER CORP                   COM             260003108      530     10,155 SH       SOLE                   10,155
E M C CORP MASS              COM             268648102    3,720    183,157 SH       SOLE                  183,157
EASTMAN KODAK CO             COM             277461109      208     49,600 SH  PUT  SOLE                   49,600
ENERNOC INC                  COM             292764107      830     26,447 SH       SOLE                   26,447
EQUITY RESIDENTIAL           SH BEN INT      29476L107      809     17,000 SH       SOLE                   17,000
FEDEX CORP                   COM             31428X106    1,967     23,000 SH  PUT  SOLE                   23,000
FORD MTR CO DEL              COM PAR $0.01   345370860      796     65,000 SH  PUT  SOLE                   65,000
FOSTER WHEELER AG            COM             H27178104      754     30,841 SH       SOLE                   30,841
GENERAL DYNAMICS CORP        COM             369550108      214      3,404 SH       SOLE                    3,404
GILEAD SCIENCES INC          COM             375558103      211      5,928 SH       SOLE                    5,928
GSI COMMERCE INC             NOTE 2.500% 6/0 36238GAD4    3,248  3,000,000 PRN      SOLE                                   NONE
HEALTH CARE REIT INC         NOTE 4.750% 7/1 42217KAQ9   17,495 15,585,000 PRN      SOLE                                   NONE
HEINZ H J CO                 COM             423074103      312      6,577 SH       SOLE                    6,577
INTL PAPER CO                COM             460146103      246     11,306 SH       SOLE                   11,306
ISHARES INC                  MSCI BRAZIL     464286400    5,232     68,000 SH       SOLE                   68,000
ISHARES INC                  MSCI BRAZIL     464286400    1,539     20,000 SH  PUT  SOLE                   20,000
ISHARES INC                  MSCI BRAZIL     464286400   23,854    310,000 SH  CALL SOLE                  310,000
ISHARES INC                  MSCI MEX INVEST 464286822    4,239     80,000 SH  PUT  SOLE                   80,000
ISHARES INC                  MSCI S KOREA    464286772    1,605     30,000 SH  PUT  SOLE                   30,000
ISHARES TR                   FTSE XNHUA IDX  464287184    1,499     35,000 SH       SOLE                   35,000
ISHARES TR                   FTSE XNHUA IDX  464287184   77,504  1,810,000 SH  PUT  SOLE                1,810,000
ISHARES TR                   MSCI EMERG MKT  464287234   31,066    693,900 SH  PUT  SOLE                  693,900
ISHARES TR                   RUSSELL 2000    464287655    8,100    120,000 SH  PUT  SOLE                  120,000
ISHARES TR                   S&P GLB100INDX  464287572   18,628    319,135 SH       SOLE                  319,135
JOHNSON & JOHNSON            COM             478160104      212      3,423 SH       SOLE                    3,423
JOHNSON CTLS INC             COM             478366107    1,220     40,000 SH  PUT  SOLE                   40,000
KIMBERLY CLARK CORP          COM             494368103      215      3,306 SH       SOLE                    3,306
L-3 COMMUNICATIONS HLDGS INC COM             502424104      645      8,922 SH       SOLE                    8,922
LAS VEGAS SANDS CORP         COM             517834107    4,531    130,000 SH  PUT  SOLE                  130,000
LINEAR TECHNOLOGY CORP       COM             535678106      573     18,641 SH       SOLE                   18,641
LOEWS CORP                   COM             540424108      526     13,890 SH       SOLE                   13,890
LOUISIANA PAC CORP           COM             546347105    4,088    540,000 SH       SOLE                  540,000
LOWES COS INC                COM             548661107      221      9,936 SH       SOLE                    9,936
MARATHON OIL CORP            COM             565849106      425     12,826 SH       SOLE                   12,826
MASCO CORP                   COM             574599106      682     61,935 SH       SOLE                   61,935
MEDTRONIC INC                COM             585055106    1,644     48,965 SH       SOLE                   48,965
MGM RESORTS INTERNATIONAL    COM             552953101      338     30,000 SH  PUT  SOLE                   30,000
MICROSOFT CORP               COM             594918104      212      8,676 SH       SOLE                    8,676
MOLECULAR INSIGHT PHARM INC  COM             60852M104       20     24,671 SH       SOLE                   24,671
MONSANTO CO NEW              COM             61166W101    2,587     53,965 SH       SOLE                   53,965
MOODYS CORP                  COM             615369105    1,110     44,436 SH       SOLE                   44,436
NORFOLK SOUTHERN CORP        COM             655844108      381      6,395 SH       SOLE                    6,395
NUCOR CORP                   COM             670346105      225      5,899 SH       SOLE                    5,899
NVIDIA CORP                  COM             67066G104    1,383    118,395 SH       SOLE                  118,395
NYSE EURONEXT                COM             629491101      821     28,748 SH       SOLE                   28,748
OCCIDENTAL PETE CORP DEL     COM             674599105      224      2,867 SH       SOLE                    2,867
ORACLE CORP                  COM             68389X105      210      7,835 SH       SOLE                    7,835
PACCAR INC                   COM             693718108    2,095     43,500 SH  PUT  SOLE                   43,500
PAYCHEX INC                  COM             704326107    1,649     60,000 SH  PUT  SOLE                   60,000
PROCTER & GAMBLE CO          COM             742718109      212      3,527 SH       SOLE                    3,527
PRUDENTIAL FINL INC          COM             744320102      276      5,100 SH       SOLE                    5,100
ROYAL CARIBBEAN CRUISES LTD  COM             V7780T103      946     30,000 SH  PUT  SOLE                   30,000
SELECT SECTOR SPDR TR        SBI CONS DISCR  81369Y407    7,851    235,000 SH  PUT  SOLE                  235,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    3,083     55,000 SH       SOLE                   55,000
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506   32,795    585,000 SH  CALL SOLE                  585,000
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605    1,625    113,300 SH       SOLE                  113,300
SELECT SECTOR SPDR TR        SBI INT-FINL    81369Y605   34,427  2,400,000 SH  PUT  SOLE                2,400,000
SELECT SECTOR SPDR TR        SBI INT-INDS    81369Y704    9,071    290,000 SH  PUT  SOLE                  290,000
SOUTHWEST AIRLS CO           COM             844741108    1,830    140,000 SH  PUT  SOLE                  140,000
SPDR S&P 500 ETF TR          TR UNIT         78462F103    2,397     21,000 SH       SOLE                   21,000
SPDR S&P 500 ETF TR          TR UNIT         78462F103   83,886    735,000 SH  PUT  SOLE                  735,000
STATE STR CORP               COM             857477103      838     22,241 SH       SOLE                   22,241
SYSCO CORP                   COM             871829107      738     25,863 SH       SOLE                   25,863
TEXAS INSTRS INC             COM             882508104      216      7,951 SH       SOLE                    7,951
TIME WARNER INC              COM NEW         887317303    3,186    103,938 SH       SOLE                  103,938
TJX COS INC NEW              COM             872540109      478     10,721 SH       SOLE                   10,721
TRAVELERS COMPANIES INC      COM             89417E109      211      4,058 SH       SOLE                    4,058
TRW AUTOMOTIVE HLDGS CORP    COM             87264S106    2,494     60,000 SH       SOLE                   60,000
TYSON FOODS INC              NOTE 3.250%10/1 902494AP8      600    500,000 SH       SOLE                                   NONE
U S G CORP                   COM NEW         903293405    1,319    100,000 SH  PUT  SOLE                  100,000
UNION PAC CORP               COM             907818108    3,681     45,000 SH  PUT  SOLE                   45,000
UNITED PARCEL SERVICE INC    CL B            911312106    3,335     50,000 SH  PUT  SOLE                   50,000
US BANCORP DEL               COM NEW         902973304    2,922    135,154 SH       SOLE                  135,154
VERISIGN INC                 COM             92343E102      273      8,600 SH       SOLE                    8,600
VERTEX PHARMACEUTICALS INC   COM             92532F100    1,213     35,100 SH  PUT  SOLE                   35,100
VERTEX PHARMACEUTICALS INC   COM             92532F100    3,339     96,600 SH  CALL SOLE                   96,600
VULCAN MATLS CO              COM             929160109    1,546     41,861 SH       SOLE                   41,861
WELLPOINT INC                COM             94973V107      216      3,820 SH       SOLE                    3,820
WILLIAMS COS INC DEL         COM             969457100      417     21,842 SH       SOLE                   21,842
WYNN RESORTS LTD             COM             983134107    4,537     52,292 SH       SOLE                   52,292
WYNN RESORTS LTD             COM             983134107    1,735     20,000 SH  PUT  SOLE                   20,000
YAHOO INC                    COM             984332106      438     30,900 SH       SOLE                   30,900